Condensed Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating activities
Operating loss	kr (159,398)	kr (66,562)	kr (310,179)	kr (138,888)	kr (379,720)
Adjustments for non-cash items	10,217	1,104	15,224	1,929	15,465
Interest received					1,912
Interest paid	(55)	(78)	(209)	(261)	(393)
Income taxes paid	(993)		(993)		(528)
Cash flow used in operating activities before changes in working capital	(150,228)	(65,536)	(296,156)	(137,220)	(363,264)
Cash flow from changes in working capital
Cash flow from/(used in) changes in working capital	(17,318)	1,480	(29,067)	(51,429)	(54,083)
Cash flow used in operating activities	(132,910)	(67,016)	(267,089)	(85,791)	(309,181)
Investing activities
Cash flow used in investing activities	(18,568)	(1)	(18,767)	(1)	(172,607)
Cash flow used in investing activities	(18,568)	(1)	(18,767)	(1)	(172,607)
Financing activities
New share issue		828,000		828,000	891,388
Cost attributable to new share issue		(64,528)	(982)	(76,780)	(95,937)
Premiums from warrants issuance		28,328		28,328	59,251
Purchase of non-controlling interests	(366)		(10,283)		(82,172)
Repayment of loans	(351)	(627)	(1,361)	(1,852)	(3,972)
Contribution from non-controlling interests			2,282
Cash flow from/(used in) financing activities	(717)	791,173	(10,344)	777,696	768,558
Net increase /(decrease) in cash	(152,195)	724,156	(296,200)	691,904	286,770
Cash at the beginning of the period	867,346	728,574	996,304	753,540	753,540
Net foreign exchange gains/(loss) on cash	(5,845)	6,839	9,202	14,125	(44,006)
Cash at the end of the period	kr 709,306	kr 1,459,569	kr 709,306	kr 1,459,569	kr 996,304